Acquisition-Related Liabilities (Tables)	12 Months Ended
Dec. 27, 2014
Business Combinations [Abstract]
Remaining Payments Due under Noncompete and Deferred Consideration Agreements

The remaining payments due under these noncompete and deferred consideration agreements are as follows:

2015	$16,051
2016	13,240
2017	10,200
2018	9,660
2019	5,435
Thereafter	16,272

Total scheduled payments	70,858
Present value adjustments	(17,474)

Total noncompete obligations and deferred consideration	$53,384